Exhibit 99.1

World Omni Auto Receivables Trust 2019-B

Monthly Servicer Certificate

May 31, 2020

Dates Covered
Collections Period	05/01/20 - 05/31/20
Interest Accrual Period	05/15/20 - 06/14/20
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/20	547,866,345.65	28,081
Yield Supplement Overcollateralization Amount 04/30/20	24,668,864.71	0
Receivables Balance 04/30/20	572,535,210.36	28,081
Principal Payments	19,589,416.88	513
Defaulted Receivables	904,957.75	34
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/20	23,442,914.53	0
Pool Balance at 05/31/20	528,597,921.20	27,534

Pool Statistics	$ Amount	# of Accounts
Pool Factor	62.77%
Prepayment ABS Speed	1.38%
Aggregate Starting Principal Balance	879,483,109.18	36,170

Delinquent Receivables:
Past Due 31-60 days	2,561,412.41	116
Past Due 61-90 days	748,963.75	39
Past Due 91-120 days	447,719.88	24
Past Due 121+ days	0.00	0
Total	3,758,096.04	179

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.68%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.22%
Delinquency Trigger Occurred	NO

Recoveries	407,881.64
Aggregate Net Losses/(Gains) - May 2020	497,076.11
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.04%
Prior Net Losses Ratio	1.39%
Second Prior Net Losses Ratio	1.02%
Third Prior Net Losses Ratio	0.72%
Four Month Average	1.04%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.61%

Overcollateralization Target Amount	6,078,876.09
Actual Overcollateralization	6,078,876.09
Weighted Average APR	4.08%
Weighted Average APR, Yield Adjusted	6.39%
Weighted Average Remaining Term	51.22

Flow of Funds	$ Amount
Collections	24,812,680.71
Investment Earnings on Cash Accounts	679.53
Servicing Fee(1)	(513,851.86)
Transfer to Collection Account	-
Available Funds	24,299,508.38

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,096,790.31
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,345.00
(5) Noteholders' Second Priority Principal Distributable Amount	517,961.48
(6) Class C Interest	31,436.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,450,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,078,876.09
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	-
(12) Collection Account Redeposits	4,065,099.25

Total Distributions of Available Funds	24,299,508.38

Servicing Fee	513,851.86
Unpaid Servicing Fee	971,553.39
Change in amount of the unpaid servicing fee from the prior period	(36,739.18)

Note Balances & Note Factors	$ Amount
Original Class A	790,700,000.00
Original Class B	24,900,000.00
Original Class C	12,450,000.00

Total Class A, B, & C
Note Balance @ 05/15/20	541,565,882.68
Principal Paid	19,046,837.57
Note Balance @ 06/15/20	522,519,045.11

Class A-1
Note Balance @ 05/15/20	0.00
Principal Paid	0.00
Note Balance @ 06/15/20	0.00
Note Factor @ 06/15/20	0.0000000%

Class A-2
Note Balance @ 05/15/20	153,455,882.68
Principal Paid	19,046,837.57
Note Balance @ 06/15/20	134,409,045.11
Note Factor @ 06/15/20	49.9773351%

Class A-3
Note Balance @ 05/15/20	268,940,000.00
Principal Paid	0.00
Note Balance @ 06/15/20	268,940,000.00
Note Factor @ 06/15/20	100.0000000%

Class A-4
Note Balance @ 05/15/20	81,820,000.00
Principal Paid	0.00
Note Balance @ 06/15/20	81,820,000.00
Note Factor @ 06/15/20	100.0000000%

Class B
Note Balance @ 05/15/20	24,900,000.00
Principal Paid	0.00
Note Balance @ 06/15/20	24,900,000.00
Note Factor @ 06/15/20	100.0000000%

Class C
Note Balance @ 05/15/20	12,450,000.00
Principal Paid	0.00
Note Balance @ 06/15/20	12,450,000.00
Note Factor @ 06/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,187,571.56
Total Principal Paid	19,046,837.57
Total Paid	20,234,409.13

Class A-1
Coupon	2.54330%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.63000%
Interest Paid	336,324.14
Principal Paid	19,046,837.57
Total Paid to A-2 Holders	19,383,161.71

Class A-3
Coupon	2.59000%
Interest Paid	580,462.17
Principal Paid	0.00
Total Paid to A-3 Holders	580,462.17

Class A-4
Coupon	2.64000%
Interest Paid	180,004.00
Principal Paid	0.00
Total Paid to A-4 Holders	180,004.00

Class B
Coupon	2.86000%
Interest Paid	59,345.00
Principal Paid	0.00
Total Paid to B Holders	59,345.00

Class C
Coupon	3.03000%
Interest Paid	31,436.25
Principal Paid	0.00
Total Paid to C Holders	31,436.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.4341786
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.0020380
Total Distribution Amount	24.4362166

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	1.2505545
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	70.8218843
Total A-2 Distribution Amount	72.0724388

A-3 Interest Distribution Amount	2.1583333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.1583333

A-4 Interest Distribution Amount	2.2000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2000000

B Interest Distribution Amount	2.3833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.3833333

C Interest Distribution Amount	2.5250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.5250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	27.20
Noteholders' Third Priority Principal Distributable Amount	653.65
Noteholders' Principal Distributable Amount	319.15

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/20	2,075,325.29
Investment Earnings	263.68
Investment Earnings Paid	(263.68)
Deposit/(Withdrawal)	-
Balance as of 06/15/20	2,075,325.29
Change	-

Required Reserve Amount	2,075,325.29

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.

     Such amounts have priority prior to the application of Available Funds.